Taxes on Income (Details) - Schedule of reconciliation of theoretical tax benefit and actual tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of theoretical tax benefit and actual tax expense [Abstract]
Loss before income taxes, as reported in the statements of operations	$ (5,139)	$ (3,772)	$ (6,663)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (1,182)	$ (868)	$ (1,532)
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(31)	(50)	12
Non-deductible expenses and other permanent differences	631	393	473
Differences in taxes arising from foreign currency exchange, net	69	257	42
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	481	310	910
Other	156	178	264
Income taxes	$ 124	$ 220	$ 169